Accounts receivable, net (Tables)	12 Months Ended
Sep. 30, 2021
Accounts receivable, net
Schedule of accounts receivable

	As of	As of
	September 30,	September 30,
	2021	2020
Accounts receivable - trade	$24,481,363	$10,612,268
Accounts receivable - related party	49	—
Accounts receivable	24,481,412	10,612,268
Less: allowance for doubtful accounts	(8,094)	(119,199)
Accounts receivable	$24,473,318	$10,493,069